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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21959
                                   ---------------------------------

                           Centurion Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  5860 Ridgeway Center Parkway, Suite 330        Memphis, Tennessee    38120
--------------------------------------------------------------------------------
             (Address of principal executive offices)                (Zip code)

                                  Tina H. Bloom

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (901) 766-9393
                                                    ----------------------------
Date of fiscal year end:        November 30, 2008
                           ----------------------------

Date of reporting period:       May 31, 2008
                           ----------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     REPORTS TO STOCKHOLDERS.

                             CENTURION MUTUAL FUNDS


                         CENTURION CHRISTIAN VALUES FUND
                    (a series of Centurion Investment Trust)


                               SEMI-ANNUAL REPORT

                                  MAY 31, 2008
                                   (UNAUDITED)


                               INVESTMENT ADVISER
                       Centurion Investment Partners, LLC
                          5860 Ridgeway Center Parkway
                                    Suite 330
                            Memphis, Tennessee 38120

      CENTURION CHRISTIAN VALUES FUND VS S&P MIDCAP 400 TOTAL RETURN INDEX
                 SECTOR DIVERSIFICATION (% OF EQUITY HOLDINGS)
                         AS OF MAY 31, 2008 (UNAUDITED)

                              [BAR CHART OMITTED]

                                         CENTURION       S&P MIDCAP
                                         CHRISTIAN       400 TOTAL
                                        VALUES FUND     RETURN INDEX
                                        ----------------------------
Consumer Discretionary                       7.9%           12.4%
Consumer Staples                             5.5%            3.1%
Energy                                      19.1%           10.9%
Financials                                  12.6%           15.5%
Health Care                                  5.5%           10.1%
Industrials                                 18.4%           17.4%
Information Technology                      19.4%           14.0%
Materials                                    7.3%            8.1%
Telecommunications Services                  2.1%            0.5%
Utilities                                    2.2%            8.0%


                        CENTURION CHRISTIAN VALUES FUND
                             TOP 10 EQUITY HOLDINGS
                            MAY 31, 2008 (UNAUDITED)

        SECURITY DESCRIPTION                          % OF NET ASSETS
        --------------------------------------        ---------------
        Baker Hughes, Inc.                                  2.6%
        ON Semiconductor Corp.                              2.3%
        Foster Wheeler Ltd.                                 2.3%
        Harris Corp.                                        2.3%
        Digital River, Inc.                                 2.3%
        Freeport-McMoRan Copper & Gold, Inc.                2.3%
        Noble Corp.                                         2.3%
        Unit Corp.                                          2.2%
        Joy Global, Inc.                                    2.2%
        Akamai Technologies, Inc.                           2.1%

CENTURION CHRISTIAN VALUES FUND
SCHEDULE OF INVESTMENTS
MAY 31, 2008 (UNAUDITED)
================================================================================
    SHARES   COMMON STOCKS - 97.9%                                     VALUE
--------------------------------------------------------------------------------

             AEROSPACE & DEFENSE - 3.8%
       607   L-3 Communications Holdings, Inc.                     $     65,186
       602   Precision Castparts Corp.                                   72,722
                                                                   ------------
                                                                        137,908
                                                                   ------------
             AUTOMOBILES - 1.4%
     1,898   Thor Industries, Inc.                                       51,170
                                                                   ------------

             BIOTECHNOLOGY - 2.0%
       731   United Therapeutics Corp. (a)                               69,818
                                                                   ------------

             CAPITAL MARKETS - 3.3%
     4,372   GFI Group, Inc.                                             51,765
     3,654   TD AMERITRADE Holding Corp. (a)                             66,174
                                                                   ------------
                                                                        117,939
                                                                   ------------
             COMMUNICATIONS EQUIPMENT - 2.3%
     1,240   Harris Corp.                                                81,567
                                                                   ------------

             CONSTRUCTION & ENGINEERING - 2.3%
     1,100   Foster Wheeler Ltd. (a)                                     83,787
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES - 1.6%
       134   CME Group, Inc.                                             57,660
                                                                   ------------

             ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.0%
     1,548   Amphenol Corp.                                              72,183
                                                                   ------------

             ENERGY EQUIPMENT & SERVICES - 10.6%
     1,056   Baker Hughes, Inc.                                          93,583
     1,524   Helix Energy Solutions Group, Inc. (a)                      58,872
     1,278   Noble Corp.                                                 80,693
       464   Transocean, Inc. (a)                                        69,688
     1,027   Unit Corp. (a)                                              78,761
                                                                   ------------
                                                                        381,597
                                                                   ------------
             FOOD PRODUCTS - 3.8%
     1,522   Archer-Daniels-Midland Co.                                  60,423
     2,711   Flowers Foods, Inc.                                         76,260
                                                                   ------------
                                                                        136,683
                                                                   ------------
             HEALTH CARE EQUIPMENT & SUPPLIES - 1.7%
       829   Zimmer Holdings, Inc. (a)                                   60,351
                                                                   ------------

             HOUSEHOLD PRODUCTS - 1.6%
       700   Energizer Holdings, Inc. (a)                                57,113
                                                                   ------------

CENTURION CHRISTIAN VALUES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 97.9% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------

             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 2.1%
     1,819   NRG Energy, Inc. (a)                                  $     75,652
                                                                   ------------

             INSURANCE - 6.0%
     1,230   ACE Ltd.                                                    73,886
     1,075   Assurant, Inc.                                              73,132
     2,503   Berkley (W.R.) Corp.                                        67,806
                                                                   ------------
                                                                        214,824
                                                                   ------------
             INTERNET SOFTWARE & SERVICES - 6.4%
     1,970   Akamai Technologies, Inc. (a)                               76,929
     2,030   Digital River, Inc. (a)                                     81,322
     2,744   j2 Global Communications, Inc. (a)                          72,771
                                                                   ------------
                                                                        231,022
                                                                   ------------
             IT SERVICES - 1.9%
     1,287   Fiserv, Inc. (a)                                            67,387
                                                                   ------------

             MACHINERY - 7.9%
       843   Caterpiller, Inc.                                           69,666
       824   Danaher Corp.                                               64,420
       928   Joy Global, Inc.                                            78,165
     1,774   Oshkosh Truck Corp.                                         71,687
                                                                   ------------
                                                                        283,938
                                                                   ------------
             METALS & MINING - 7.2%
       840   Allegheny Technologies, Inc.                                63,000
       700   Freeport-McMoRan Copper & Gold, Inc.                        80,997
       910   Nucor Corp.                                                 68,068
     2,599   Titanium Metals Corp.                                       45,223
                                                                   ------------
                                                                        257,288
                                                                   ------------
             MULTI-LINE RETAIL - 2.1%
     1,693   Kohl's Corp. (a)                                            75,846
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS - 8.0%
       530   Apache Corp.                                                71,052
     1,381   Chesapeake Energy Corp.                                     75,637
     1,374   Marathon Oil Corp.                                          70,610
       767   Occidental Petroleum Corp.                                  70,510
                                                                   ------------
                                                                        287,809
                                                                   ------------
             PHARMACEUTICALS - 1.8%
     2,569   Endo Pharmaceuticals Holdings, Inc. (a)                     63,300
                                                                   ------------

             REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.5%
     3,454   CapitalSource, Inc.                                         53,054
                                                                   ------------

CENTURION CHRISTIAN VALUES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 97.9% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------

             ROAD & RAIL - 3.9%
     2,131   Hunt (J.B.) Transport Services, Inc.                  $     74,244
       974   Norfolk Southern Corp.                                      65,628
                                                                   ------------
                                                                        139,872
                                                                   ------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.4%
     1,056   MEMC Electronic Materials, Inc. (a)                         72,505
     8,476   ON Semiconductor Corp. (a)                                  83,828
     2,625   Xilinx, Inc.                                                71,400
                                                                   ------------
                                                                        227,733
                                                                   ------------
             SPECIALTY RETAIL - 2.1%
     1,899   Advance Auto Parts, Inc.                                    76,530
                                                                   ------------

             TEXTILES, APPAREL & LUXURY GOODS - 2.1%
     2,020   Coach, Inc. (a)                                             73,326
                                                                   ------------

             WIRELESS TELECOMMUNICATIONS SERVICES - 2.1%
     1,463   NII Holdings, Inc. (a)                                      73,443
                                                                   ------------

             TOTAL COMMON STOCKS (Cost $3,425,534)                 $  3,508,800
                                                                   ------------

================================================================================
    SHARES   SHORT-TERM INVESTMENTS - 0.1%                             VALUE
--------------------------------------------------------------------------------

     4,230   UMB Money Market Fiduciary, 0.94%, floating rate
               (Cost $4,230)                                       $      4,230
                                                                   ------------

             TOTAL INVESTMENT SECURITIES AT VALUE - 98.0%
               (Cost $3,429,764)                                   $  3,513,030

             OTHER ASSETS IN EXCESS OF LIABILITES - 2.0%                 73,197
                                                                   ------------

             NET ASSETS - 100.0%                                   $  3,586,227
                                                                   ============

(a)   Non-income producing security.

See accompanying notes to financial statements.

CENTURION CHRISTIAN VALUES FUND
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2008 (UNAUDITED)
===============================================================================
ASSETS
Investments in securities:
   At acquisition cost                                             $  3,429,764
                                                                   ============

   At value (Note 2)                                               $  3,513,030
Dividends and interest receivable                                         1,619
Receivable for investment securities sold                                47,373
Receivable for capital shares sold                                          250
Receivable from Adviser (Note 4)                                         10,204
Other assets                                                             22,053
                                                                   ------------
   TOTAL ASSETS                                                       3,594,529
                                                                   ------------
LIABILITIES
Accrued distribution fees (Note 4)                                          127
Payable to administrator (Note 4)                                         5,350
Other accrued expenses and liabilities                                    2,825
                                                                   ------------
   TOTAL LIABILITIES                                                      8,302
                                                                   ------------

NET ASSETS                                                         $  3,586,227
                                                                   ============

NET ASSETS CONSIST OF:
Paid-in capital                                                    $  3,739,733
Accumulated net investment loss                                          (6,466)
Accumulated net realized losses from security transactions             (230,306)
Net unrealized appreciation on investments                               83,266
                                                                   ------------
NET ASSETS                                                         $  3,586,227
                                                                   ============

Shares of beneficial interest outstanding (unlimited number of
   shares authorized, no par value)                                     371,750
                                                                   ============

Net asset value, offering price and redemption price
   per share(a)                                                    $       9.65
                                                                   ============

(a) Redemption price may differ from the net asset value per share depending upon the length of time the shares are held (Note 2).

See accompanying notes to financial statements.

CENTURION CHRISTIAN VALUES FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MAY 31, 2008 (UNAUDITED)
================================================================================
INVESTMENT INCOME
   Dividends                                                       $     18,473
   Interest                                                                 754
                                                                   ------------
      TOTAL INCOME                                                       19,227
                                                                   ------------

EXPENSES
   Investment advisory fees (Note 4)                                     17,129
   Accounting services fees (Note 4)                                     12,392
   Compliance service fees and expenses (Note 4)                         10,349
   Administration fees (Note 4)                                           9,800
   Transfer agent fees (Note 4)                                           9,000
   Professional fees                                                      7,750
   Registration fees                                                      7,748
   Insurance expense                                                      5,683
   Custodian and bank service fees                                        5,064
   Distribution fees (Note 4)                                             4,288
   Trustees' fees (Note 4)                                                4,250
   Postage and supplies                                                   2,906
   Reports to shareholders                                                  710
   Other expenses                                                         3,839
                                                                   ------------
      TOTAL EXPENSES                                                    100,908
   Less fees waived and expenses reimbursed by the
      Adviser (Note 4)                                                  (75,215)
                                                                   ------------
      NET EXPENSES                                                       25,693
                                                                   ------------

NET INVESTMENT LOSS                                                      (6,466)
                                                                   ------------

REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS
   Net realized losses from security transactions                      (218,434)
   Net change in unrealized appreciation/depreciation
      on investments                                                    274,450
                                                                   ------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                         56,016
                                                                   ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $     49,550
                                                                   ============

See accompanying notes to financial statements.

CENTURION CHRISTIAN VALUES FUND
STATEMENTS OF CHANGES IN NET ASSETS
=========================================================================================
                                                              SIX MONTHS
                                                                 ENDED       PERIOD ENDED
                                                             MAY 31, 2008    NOVEMBER 30,
                                                              (UNAUDITED)      2007 (a)
-----------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment loss                                       $     (6,466)   $     (1,880)
   Net realized losses from security transactions                (218,434)        (11,872)
   Net change in unrealized appreciation/depreciation
      on investments                                              274,450        (191,184)
                                                             ------------    ------------
Net increase (decrease) in net assets from operations              49,550        (204,936)
                                                             ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                      420,583       3,659,944
   Proceeds from redemption fees collected (Note 2)                   396             461
   Payments for shares redeemed                                  (366,236)        (73,535)
                                                             ------------    ------------
Net increase in net assets from capital share transactions         54,743       3,586,870
                                                             ------------    ------------

TOTAL INCREASE IN NET ASSETS                                      104,293       3,381,934

NET ASSETS
   Beginning of period                                          3,481,934         100,000
                                                             ------------    ------------
   End of period                                             $  3,586,227    $  3,481,934
                                                             ============    ============

ACCUMULATED NET INVESTMENT LOSS                              $     (6,466)   $         --
                                                             ============    ============
CAPITAL SHARE ACTIVITY
   Shares sold                                                     45,586         363,668
   Shares redeemed                                                (40,006)         (7,498)
                                                             ------------    ------------
      Net increase in shares outstanding                            5,580         356,170
   Shares outstanding, beginning of period                        366,170          10,000
                                                             ------------    ------------
   Shares outstanding, end of period                              371,750         366,170
                                                             ============    ============

(a) Represents the period from the commencement of operations (March 30, 2007) through November 30, 2007.

See accompanying notes to financial statements.

CENTURION CHRISTIAN VALUES FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
=====================================================================================================
                                                                    SIX MONTHS
                                                                       ENDED         PERIOD ENDED
                                                                   MAY 31, 2008      NOVEMBER 30,
                                                                    (UNAUDITED)        2007 (a)
-----------------------------------------------------------------------------------------------------
   Net asset value at beginning of period                          $       9.51      $      10.00
                                                                   ------------      ------------
   Gain (loss) from investment operations:
      Net investment loss                                                 (0.02)            (0.01)
      Net realized and unrealized gains (losses) on investments            0.16             (0.48)
                                                                   ------------      ------------
   Total from investment operations                                        0.14             (0.49)
                                                                   ------------      ------------

   Proceeds from redemption fees collected (Note 2)                        0.00(b)           0.00(b)
                                                                   ------------      ------------

   Net asset value at end of period                                $       9.65      $       9.51
                                                                   ============      ============

   Total return (c)                                                       1.47%(d)         (4.90%)(d)
                                                                   ============      ============
RATIOS AND SUPPLEMENTAL DATA:

   Net assets at end of period                                     $  3,586,227      $  3,481,934
                                                                   ============      ============

   Ratio of net expenses to average net assets (e)                        1.50%(f)          1.50%(f)

   Ratio of net investment loss to average net assets                    (0.38%)(f)        (0.14%)(f)

   Portfolio turnover rate                                                  38%(d)            31%(d)
-----------------------------------------------------------------------------------------------------

(a) Represents the period from the commencement of operations (March 30, 2007) through November 30, 2007.

(b)   Amount rounds to less than $0.01 per share.

(c) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions, if any, are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)   Not annualized.

(e) Absent fee waivers and expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 5.89%(f) and 8.25%(f), respectively, for the periods ended May 31, 2008 and November 30, 2007.

(f)   Annualized.

See accompanying notes to financial statements.

CENTURION CHRISTIAN VALUES FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2008 (UNAUDITED)
================================================================================

1.    ORGANIZATION

The Centurion Christian Values Fund (the "Fund") is a diversified series of Centurion Investment Trust (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as an Ohio business trust on September 27, 2006. The Fund commenced operations on March 30, 2007. The Fund had no operations prior to the public offering of shares except for the initial issuance of shares.

The Fund seeks long-term capital appreciation primarily from equity investments in companies whose business operations and business practices do not violate core Christian values, as determined by the Fund's investment adviser, Centurion Investment Partners, LLC ("Centurion").

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund's significant accounting policies:

SECURITIES VALUATION -- The Fund's portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (the "NYSE") (normally 4:00 p.m., Eastern time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued on the basis of their last sales prices on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day. NASDAQ listed securities are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last sales price, if available, otherwise at the mean of the closing bid and ask prices. When reliable market quotations are not readily available, when Centurion determines that a market quotation does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the investment adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees of the Trust. Debt securities will be valued at their current market value when available or at their fair value, which for securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances. One or more pricing services may be utilized to determine the fair value of securities held by the Fund. The Board of Trustees will review and monitor the methods used by such services to assure itself that securities are appropriately valued.

The Financial Accounting Standards Board's ("FASB") Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

      o     Level 1 - quoted prices in active markets for identical securities
      o     Level 2 - other significant observable inputs
      o     Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities

As of May 31, 2008, all of the inputs used to value the Fund's investments were Level 1.

CENTURION CHRISTIAN VALUES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

SHARE VALUATION -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share of the Fund is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed within 90 days of the date of purchase. During the periods ended May 31, 2008 and November 30, 2007, proceeds from redemption fees totaled $396 and $461, respectively.

INVESTMENT INCOME -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP") and are recorded on the ex-dividend date. There were no distributions during the periods ended May 31, 2008 and November 30, 2007.

CONTINGENCIES AND COMMITMENTS -- The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX -- It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code (the "Code") applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended November 30) plus undistributed amounts from prior years.

CENTURION CHRISTIAN VALUES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

The following information is computed on a tax basis for each item as of May 31, 2008:

      Cost of portfolio investments                          $  3,429,764
                                                             ============
      Gross unrealized appreciation                          $    368,044
      Gross unrealized depreciation                              (284,778)
                                                             ------------
      Net unrealized appreciation                            $     83,266
      Accumulated net investment loss                              (6,466)
      Capital loss carryforward                                   (11,872)
      Other losses                                               (218,434)
                                                             ------------
      Accumulated deficit                                    $   (153,506)
                                                             ============

As of November 30, 2007, the Fund has a capital loss carryforward of $11,872, which expires November 30, 2015. This capital loss carryforward may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

FASB's Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes" provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be booked as a tax benefit or expense in the current year. Based on management's analysis, the application of FIN 48 does not have a material impact on these financial statements. The statute of limitations on the Fund's tax return remains open for the period ended November 30, 2007.

3.    INVESTMENT TRANSACTIONS

During the six months ended May 31, 2008, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. government securities, amounted to $1,368,579 and $1,257,339, respectively.

4.    TRANSACTIONS WITH AFFILIATES

Certain Trustees and officers of the Trust are also officers of Centurion, of Ultimus Fund Solutions, LLC ("Ultimus"), the administrative services agent, shareholder servicing and transfer agent and accounting services agent for the Trust, or of Ultimus Fund Distributors, LLC ("UFD"), the principal underwriter and exclusive agent for distribution of shares of the Fund.

The Fund pays each Trustee who is not an affiliated person of the Trust an annual retainer of $5,000, payable quarterly. The Independent Chairman of the Board receives from the Trust an additional annual retainer of $2,000, payable quarterly. Effective April 28, 2008, the Trustees have agreed to waive these fees until the Fund has $10 million in net assets.

CENTURION CHRISTIAN VALUES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

ADVISORY AGREEMENT
Centurion serves as the investment adviser to the Fund. Centurion is responsible for general oversight and management of the Fund, setting the religious criteria for which investments are screened and retaining sub-advisor(s) for the Fund. The Fund pays Centurion an investment advisory fee computed at the annual rate of 1.00% of the Fund's average daily net assets up to $500 million, 0.95% of such assets from $500 million to $1 billion, and 0.90% of such assets in excess of $1 billion. Centurion has agreed for a period of three years from the Fund's start of operations to reduce its investment advisory fees and to absorb Fund expenses to the extent necessary to limit the Fund's annual ordinary operating expenses to 1.50% of its average daily net assets (the "Expense Cap"). As a result of the Expense Cap, Centurion waived its entire investment advisory fee of $17,129 and absorbed $58,086 of Fund expenses during the six months ended May 31, 2008. Any such fee reductions by Centurion, or payments by Centurion of expenses which are the Fund's obligation, are subject to repayment by the Fund, provided that the repayment does not cause the Fund's ordinary operating expenses to exceed the 1.50% Expense Cap, and provided further that the fees and expenses which are the subject of the repayment were incurred within three years of the repayment. As of May 31, 2008, the amount of fee waivers and expense reimbursements available for reimbursement to Centurion was $167,411. Centurion may recapture all or a portion of this amount no later than the dates as stated below:

                  November 30, 2010            May 31, 2011
                  -----------------         ------------------
                      $ 92,196                   $ 75,215

The Chief Financial Officer and Chief Compliance Officer of Centurion also serves as Chief Compliance Officer of the Trust. The Fund reimburses Centurion $20,000 annually for the services provided by the Chief Compliance Officer to the Trust.

SUB-ADVISORY AGREEMENT
Sector Capital Management LLC ("Sector Capital") has been retained by Centurion to manage the Fund's investments pursuant to the terms of a Sub-Advisory Agreement between Sector Capital, Centurion and the Trust. Centurion (not the
Fund) pays Sector Capital a monthly fee at the annual rate of 0.45% of the average value of the Fund's daily net assets. Sector Capital's fee is reduced on a pro-rata basis to the extent Centurion reduces its advisory fees or absorbs expenses of the Fund as a result of the Expense Cap; conversely, Sector Capital may recover fee reductions and expense reimbursements from Centurion on a pro-rata basis to the extent that any such fees or expenses are repaid by the Fund to Centurion.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, Ultimus supplies executive, administrative and regulatory services for the Fund. Ultimus supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, Ultimus receives a monthly fee at an annual rate of 0.15% of the Fund's average daily net assets up to $50 million; 0.125% of such assets between $50 million and $100 million; 0.10% of such assets between $100 million and $250 million; 0.075% of such assets between $250 million and $500 million; and 0.05% of such assets in excess of $500 million, subject to a minimum monthly fee of $2,000. During the six months ended May 31, 2008, Ultimus agreed to discount the foregoing fee.

FUND ACCOUNTING AGREEMENT
Under the terms of a Fund Accounting Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, Ultimus receives from the Fund a fee of $2,500 per month plus an asset based fee at the annual rate of 0.01% of the Fund's average daily net assets up to $500 million and 0.005% of such assets over $500 million. During the six months ended May 31, 2008, Ultimus agreed to discount the foregoing fee.

CENTURION CHRISTIAN VALUES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives from the Fund a monthly fee at an annual rate of $20 per shareholder account, subject to a $1,000 minimum monthly fee if the Fund has 25 accounts or less, $1,250 per month if the Fund has more than 25 accounts but less than 100 accounts and $1,500 per month if the Fund has 100 accounts or more. In addition, the Fund reimburses Ultimus for out-of-pocket expenses including, but not limited to, postage and supplies.

DISTRIBUTION PLAN
The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under which the Fund may directly incur or reimburse Centurion or UFD for certain expenses related to the distribution of its shares. The annual limitation for payment of such expenses under the Plan is 0.25% of the Fund's average daily net assets. The Fund paid distribution expenses of $4,288 under the Plan during the six months ended May 31, 2008.

DISTRIBUTION AGREEMENT
Under the terms of a Distribution Agreement, UFD provides distribution services to the Trust and serves as principal underwriter to the Fund. For the six months ended May 31, 2008, UFD received $3,000 for its services under the Distribution Agreement.

CENTURION CHRISTIAN VALUES FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The examples in the table below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (December 1, 2007 through May 31, 2008).

The table below illustrates the Fund's costs in two ways:

Actual fund return - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

Hypothetical 5% return - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. These ongoing costs, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund. The Fund does not impose any sales charges. However, a redemption fee of 2% is applied on the sale of shares sold within 90 days of the date of purchase. The redemption fee does not apply to the redemption of shares acquired through reinvestment of dividends and other distributions.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including the annual expense ratio, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

                                         Beginning             Ending             Expenses
                                       Account Value        Account Value       Paid During
                                      December 1, 2007      May 31, 2008          Period*
                                      ----------------    ----------------    ----------------
Based on Actual Fund Return             $  1,000.00         $  1,014.70            $  7.56

Based on Hypothetical 5% Return
(before expenses)                       $  1,000.00         $  1,017.50            $  7.57

*     Expenses are equal to the Fund's annualized expense ratio of 1.50% for the
      period,   multiplied  by  the  average  account  value  over  the  period, multiplied by 183/366 (to reflect the one-half year period).

CENTURION CHRISTIAN VALUES FUND
OTHER INFORMATION (UNAUDITED)
================================================================================

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge upon request by calling toll-free 1-888-859-5867, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is also available without charge upon request by calling toll-free 1-888-859-5867, or on the SEC's website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request, by calling 1-888-859-5867. Furthermore, you may obtain a copy of the filings on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

ITEM 2.     CODE OF ETHICS.

Not required

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's Committee of Independent Trustees shall review shareholder recommendations to fill vacancies on the registrant's board of trustees if such recommendations are submitted in writing, addressed to the Committee at the registrant's offices and meet any minimum qualifications adopted by the Committee. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto

Exhibit 99.CERT       Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT    Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Centurion Investment Trust
            --------------------------------------------------------------------

By (Signature and Title)*          /s/ David C. Lenoir
                          ------------------------------------------------------
                                   David C. Lenoir, President

Date         August 4, 2008
     ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ David C. Lenoir
                          ------------------------------------------------------
                                   David C. Lenoir, President

Date         August 4, 2008
     ------------------------------

By (Signature and Title)*          /s/ Mark J. Seger
                          ------------------------------------------------------
                                   Mark J. Seger, Treasurer

Date         August 4, 2008
     ------------------------------

* Print the name and title of each signing officer under his or her signature.